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RiverPark Large Growth Fund
Summary Section RiverPark Large Growth Fund Retail Class Shares Institutional Class Shares Class C Shares * * Class C Shares are not currently being offered for sale to investors.
Investment Objective
The RiverPark Large Growth Fund (“RiverPark Growth” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares or Retail Class Shares, which are not reflected in the tables or the examples below. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RiverPark Large Growth Fund - USD ($)	Retail Class	Institutional Class	C Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RiverPark Large Growth Fund		Retail Class	Institutional Class	C Class
Management Fees		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		none	none	1.00%
Shareholder Servicing Fees	[1]	0.25%	none	none
Administrative Fees	[1]	0.12%	0.10%	0.10%
Other Expenses	[2]	0.21%	0.20%	0.20%
Total Annual Fund Operating Expenses		1.23%	0.95%	1.95%
[1]	Based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares.
[2]	Other Expenses, which include administration, transfer agency and custodian fees, are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - RiverPark Large Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	125	390	676	1,489
Institutional Class	97	303	525	1,166
C Class	198	612	1,052	2,275

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

RiverPark Growth seeks long-term capital appreciation by investing in equity securities of large capitalization companies that RiverPark believes have above-average growth prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large capitalization companies. The Fund invests primarily in common stocks. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. RiverPark uses a fundamental research driven approach to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium-and long-term and seeks to buy stock in those companies at attractive valuations. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S.

The Fund invests in industries that RiverPark believes are the beneficiaries of long-term secular changes in the global economy and companies within those industries that are gaining market share and have, what RiverPark believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry. RiverPark seeks companies with latent pricing power, expanding free cash flow and a high return on invested capital. RiverPark also looks for companies with strong and experienced management teams with clear business objectives. RiverPark believes it can gain an investment advantage not only through its primary research and by developing conviction in business models, but also because it invests with a long-term time horizon.

RiverPark’s investment process includes several well-defined steps. First, RiverPark frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends. The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RiverPark seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team. Finally, RiverPark creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the company’s future enterprise value. RiverPark’s purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics. Generally, a security will be sold from the portfolio when RiverPark believes its assessment of the security’s intrinsic value has been realized, when the security is underperforming, or when its risk management or industry concentration guidelines suggest reducing the position.

RiverPark’s goal is to invest only when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling. RiverPark looks for the opportunity to invest in its high conviction ideas at times when it believes a company’s prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

Principal Risks

RiverPark Growth is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Information Technology Risk. The Information Technology sector is an important sector for growth oriented strategies and thus may represent a large percentage of the investments of the Fund. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

See “Description of Principal Risks” beginning on page 45 for a discussion of each of these risks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Calendar Year Total Returns (as of December 31) Institutional Class (RPXIX)

During the period of time shown in the bar chart, the highest quarterly return was 20.09% for the quarter ended March 31, 2012, and the lowest quarterly return was -16.93% for the quarter ended December 31, 2018.

The performance table below shows how the Fund’s average annual return for the calendar year, the five years ended December 31, 2019 and since inception of the Fund (September 30, 2010), compared to that of the Fund’s benchmarks (Russell 1000 Growth Total Return Index and S&P 500 Total Return Index):

Average Annual Total Returns
Average Annual Total Returns - RiverPark Large Growth Fund		1 Year	5 Years	Since Inception	Inception Date
Retail Class		31.94%	10.92%	13.40%	Sep. 30, 2010
Institutional Class		32.31%	11.20%	13.69%	Sep. 30, 2010
Institutional Class | After Taxes on Distributions	[1]	29.30%	9.55%	12.58%	Sep. 30, 2010
Institutional Class | After Taxes on Distributions and Sales	[1]	22.50%	8.95%	11.53%	Sep. 30, 2010
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)		36.39%	14.63%	16.00%	Sep. 30, 2010
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		31.49%	11.70%	14.25%	Sep. 30, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.